Exhibit 10.1.3

AMENDMENT NO 2. TO RECOVERY PROPERTY SERVICING AGREEMENT

by and between

SCE RECOVERY FUNDING LLC,

as Issuer,

and

SOUTHERN CALIFORNIA EDISON COMPANY,

as Servicer,

Dated as of April 27, 2023

AMENDMENT NO. 2 TO RECOVERY PROPERTY SERVICING AGREEMENT

This AMENDMENT NO. 2 TO RECOVERY PROPERTY SERVICING AGREEMENT (“Amendment No. 2”), dated as of April 27, 2023 (the “Amendment”), is made by and among SCE Recovery Funding LLC, a Delaware limited liability company, as Issuer (the “Issuer”) and Southern California Edison Company, a California corporation, as servicer (the “Servicer”).

RECITALS

WHEREAS, the Issuer and the Servicer entered into a Servicing Agreement, dated as of February 24, 2021 (the “Original Agreement”), pursuant to which the Issuer engaged the Servicer to carry out the functions described in the Agreement with respect to the Recovery Property (as defined in the Agreement);

WHEREAS, the Issuer and the Servicer entered into that certain Amendment to Recovery Property Servicing Agreement, dated as of February 15, 2022 (“Amendment No. 1” and, together with the Original Agreement, as the same may be further amended, restated or supplemented from time to time, the “Agreement”), pursuant to which the parties thereto made certain revisions to Section 6.11(c) of the Original Agreement;

WHEREAS, pursuant to Section 8.01(a) of the Agreement, the Issuer and the Servicer have agreed to further modify the provisions of the Agreement in a manner which does not, in any material respect, adversely affect the interests of any Bondholders, as evidenced by the Officer’s Certificate attached as Exhibit A to this Amendment; and

WHEREAS, the Trustee has received an Opinion of Counsel stating that this Amendment is authorized or permitted by the Servicing Agreement and that all conditions to the execution of this document have been satisfied;

NOW, THEREFORE, the parties hereto agree as follows:

Section 1. Definitions. Except as defined herein, unless otherwise required by the context, all terms used herein shall have the meanings assigned to such terms in the Agreement.

Section 2. Amendment to Section 4.01(c)(4). Section 4.01(c)(4) is deleted in its entirety.

Section 3. Amendment to Section 6.02(e). Section 6.02(e) of the Agreement shall be amended and restated in its entirety to read:

“(e)    Except to the extent expressly provided in this Agreement or the other Basic Documents (including the Servicer’s claims with respect to the Servicing Fee, reimbursement for costs incurred pursuant to Section 5.02(d) and the payment of the purchase price of Recovery Property), the Servicer hereby releases and discharges the Issuer, any Independent Manager and the Indenture Trustee, and each of their respective officers, directors and agents (collectively, the “Released Parties”) from any and all actions, claims and demands whatsoever, whenever arising, which the Servicer, in its capacity as Servicer or otherwise, shall or may have against any such Person relating to the Recovery Property or the Servicer’s activities with respect thereto other than any actions, claims and demands arising out of the willful misconduct, bad faith or gross negligence of the Released Parties.”

Section 4. Amendment to Section 6.06(a). Section 6.06(a) of the Agreement shall be amended and restate in its entirety to read:

“(a) In consideration for its services hereunder, until the Retirement of the Recovery Bonds, the Servicer shall receive an annual fee (the “Servicing Fee”) in an amount equal to (i) $168,892 per annum for so long as SCE or an Affiliate of SCE is the Servicer or (ii) if SCE or any of its Affiliates is not the Servicer, an amount agreed upon by the Successor Servicer and the Indenture Trustee, provided that such fee must be approved by the CPUC, plus, in either case, reasonable out-of-pocket expenses to cover the Servicer’s incremental costs and expenses in servicing the Recovery Bond. The Servicing Fee owing shall be calculated based on the initial principal amount of the Recovery Bonds and shall be paid semi-annually with half of the Servicing Fee being paid on each Payment Date (provided that the first payment may be adjusted for an longer or shorter first Payment Period). The Servicer also shall be entitled to retain as additional compensation (i) any interest earnings on Fixed Recovery Charge Payments received by the Servicer and invested by the Servicer during each Collection Period prior to remittance to the Collection Account and (ii) all late payment charges, if any, collected from Consumers or ESPs.”

Section 5. Amendment to Section 6.11. Section 6.11 of the Agreement shall be amended and restated in its entirety to read:

“(a)    On each Servicer Business Day, commencing on the Billing Commencement Date, the Servicer shall remit to the Indenture Trustee for further credit to the General Subaccount the total FRC Collections received by the Servicer from or on behalf of Consumers on such Servicer Business Day in respect of all previously billed Fixed Recovery Charges (the “Daily Remittance”), which Daily Remittance shall be determined according to the procedures set forth in Annex I and shall be remitted as soon as reasonably practicable but in no event later than the second Servicer Business Day after such payments have been received. Prior to each remittance of Fixed Recovery Charges to the Indenture Trustee to the General Subaccount of the Collection Account pursuant to Section 6.11, the Servicer shall provide written notice to the Indenture Trustee of each such remittance (including the exact dollar amount to be remitted). The Servicer shall also, promptly upon receipt, remit to the Collection Account any other proceeds of the Recovery Bond Collateral which it may receive from time to time.

(b)    The Servicer agrees and acknowledges that it holds all Fixed Recovery Charge Payments collected by it and any other proceeds for the Fixed Recovery Charge Payments received by it for the benefit of the Indenture Trustee and the Holders and that all such amounts will be remitted by the Servicer in accordance with this Section 6.11 without any surcharge, fee, offset, charge or other deduction except for late fees permitted by Section 6.06. The Servicer further agrees not to make any claim to reduce its obligation to remit all Fixed Recovery Charge Payments collected by it in accordance with this Agreement except for late fees permitted by Section 6.06.

(c)    Unless otherwise directed to do so by the Issuer, the Servicer shall be responsible for selecting Eligible Investments in which the funds in each Collection Account shall be invested pursuant to Section 8.03 of the Indenture.”

Section 6. Amendment to Section 6 (e) of Annex I. Section 6(e) of Annex I of the Agreement shall be amended and restated in its entirety to read:

“(e)    Daily Remittance.

(i)    The Daily Remittance shall be calculated in accordance with the Servicer Policies and Practices and the terms of the Agreement and this Annex I.

(ii)    The Servicer and the Issuer acknowledge that, as contemplated in Section 8.01(b) of the Agreement, the Servicer may make certain changes to its current computerized customer information system, which changes, when functional, would affect the Servicer’s method of calculating the Fixed Recovery Charge Payments as set forth in this Annex I. Should these changes to the computerized customer information system become functional during the term of the Agreement, the Servicer and the Issuer agree that they shall review the procedures used to calculate the Fixed Recovery Charge Payments to have been received in light of the capabilities of such new system and shall amend this Annex I in writing to make such modifications and/or substitutions to such procedures as may be appropriate in the interests of efficiency, accuracy, cost and/or system capabilities, provided, however, that the Servicer may not make any modification or substitution that will materially adversely affect the Holders as evidenced by an Officer’s Certificate of the Issuer. As soon as practicable, and in no event later than sixty (60) Business Days after the date on which all Consumer accounts are being billed under such new system, the Servicer shall notify the Issuer, the Indenture Trustee and the Rating Agencies of the same.

(iii)    All determinations and any changes in procedures used to determine the Fixed Recovery Charge Payments pursuant to this Section 6(e) shall be made in good faith, and in the case of any change in procedures pursuant to clause (ii) above, in a manner reasonably intended to provide calculations that are at least as accurate as those that would be provided on the Closing Date utilizing the initial procedures.”

Section 7. Miscellaneous.

(a)    This Amendment shall be governed by, and construed and interpreted in accordance with, the laws of the State of California.

(b)    This Amendment may be executed in multiple counterparts, each of which shall be regarded for all purposes as an original, and such counterparts shall constitute but one and the same instrument. Delivery of an executed signature page of this Amendment by facsimile or email transmission shall be effective as delivery of a manually signed counterpart hereof

(c)    Any headings preceding the text of the several sections hereof, and any table of contents appended to copies hereof, shall be solely for convenience of reference and shall not constitute a part of this Amendment, and they shall not affect its meaning, construction or effect.

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed all as of the date first above written.

ISSUER:

SCE RECOVERY FUNDING LLC,
a Delaware limited liability company

By:		/s/ Natalia Woodward
	Name:	Natalia Woodward
	Title:	Vice President, Treasurer and Manager

SERVICER:

SOUTHERN CALIFORNIA EDISON COMPANY,
a California corporation

By:		/s/ Natalia Woodward
	Name:	Natalia Woodward
	Title:	Vice President and Treasurer

ACKNOWLEDGED AND ACCEPTED:

THE BANK OF NEW YORK MELLON TRUST COMPANY, N.A.,
as Indenture Trustee

By:		/s/ Mitchell Brumwell
	Name:	Mitchell Brumwell
	Title:	Vice President

Signature Page to

Amendment No. 2 to Recovery Property Servicing Agreement (Series 2021-A)